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MONEY MARKET OBLIGATIONS TRUST
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Alabama Municipal Cash Trust
Arizona Municipal Cash Trust
         Institutional Service Shares
California Municipal Cash Trust
         Cash II Shares
         Cash Series Shares
         Institutional Capital Shares
         Institutional Service Shares
         Institutional Shares
Connecticut Municipal Cash Trust
         Cash Series Shares
         Institutional Service Shares
Federated Tax-Free Trust
Florida Municipal Cash Trust
         Cash II Shares
         Cash Series Shares
         Institutional Shares
Georgia Municipal Cash Trust
Maryland Municipal Cash Trust
Massachusetts Municipal Cash Trust
         Cash Series Shares
         Institutional Service Shares
Michigan Municipal Cash Trust
         Institutional Service Shares
         Institutional Shares
Minnesota Municipal Cash Trust
         Cash Series Shares
         Institutional Shares
New Jersey Municipal Cash Trust
         Cash Series Shares
         Institutional Service Shares
         Institutional Shares
New York Municipal Cash Trust
         Cash II Shares
         Cash Series Shares
         Institutional Service Shares
         Institutional Shares
North Carolina Municipal Cash Trust
Ohio Municipal Cash Trust
         Cash II Shares
         Institutional Service Shares
         Institutional Shares

Pennsylvania Municipal Cash Trust
         Cash Series Shares
         Institutional Service Shares
         Institutional Shares
Tax Free Instruments Trust
         Institutional Service Shares
         Investment Shares
Virginia Municipal Cash Trust
         Cash Series Shares
         Intuitional Service Shares
         Institutional Shares

Each a Portfolio of Money Market Obligations Trust

Supplement to Statements of Additional Information dated February 28, 2007.
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Please replace the "Repurchase Agreements" language and the "Reverse Repurchase
Agreements" language under "Temporary Defense Investments" with the following:


Repurchase Agreements
Repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements.


Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.

                                                        November 21, 2007

Cusip 60934N 26 0 Cusip 608919 60 1 Cusip 608919 88 2 Cusip 60934N 29 4
Cusip 60934N 52 6 Cusip 60934N 45 0 Cusip 60934N 66 6 Cusip 60934N 37 7
Cusip 60934N 31 0 Cusip 60934N 54 2 Cusip 60934N 35 1 Cusip 60934N 33 6
Cusip 60934N 38 5 Cusip 608919 86 6 Cusip 60934N 53 4 Cusip 60934N 36 9
Cusip 60934N 34 4 Cusip 60934N 48 4 Cusip 608919 85 8 Cusip 60934N 19 5
Cusip 60934N 17 9 Cusip 608919 70 0 Cusip 60934N 49 2 Cusip 60934N 27 8
Cusip 60934N 18 7 Cusip 608919 40 3 Cusip 60934N 32 8 Cusip 60934N 47 6
Cusip 60934N 41 9 Cusip 60934N 24 5 Cusip 608919 50 2 Cusip 60934N 28 6
Cusip 60934N 46 8 Cusip 60934N 39 3 Cusip 60934N 25 2 Cusip 60934N 55 9
Cusip 60934N 51 8 Cusip 608919 87 4 Cusip 60934N 42 7 Cusip 608919 82 5

37760 (11/07)








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MONEY MARKET OBLIGATIONS TRUST
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Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Supplement to Statements of Additional Information dated September 30,
2007.
--------------------------------------------------------------------------


Please add the following under the section titled "Special Transactions" under the sub section tilled "Temporary Defensive Investments":

Municipal Fund


Repurchase Agreements
Repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements.


Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.



                                                               November 21, 2007

Cusip 608919 10 6
37761 (11/07)